Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Abstract]
License Useful life	20 years
License,	$ 235,000	$ 247,400
Less: accumulated amortization	(17,625)	(6,185)
Total	$ 217,375	$ 241,215